Shareholders’ Equity - Schedule of RSU Granted (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2024 shares
Schedule of RSU Granted [Line Items]
Number of Share Options, Beginning balance
Number of Share Options, Granted	862,950
Number of Share Options, Expired
Number of Share Options, Forfeited	(22,711)
Number of Share Options, Exercised
Number of Share Options, Ending balance	840,239